Fees Summary	Jun. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 827,173,939.90
Previously Paid Amount	0.00
Total Fee Amount	112,834.70
Total Offset Amount	0.00
Net Fee	112,834.70
Narrative - Max Aggregate Offering Price	$ 827,173,939.90
Final Prospectus	true